                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7398

              Van Kampen Pennsylvania Value Municipal Income Trust
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 7/31/05

Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS JULY 31, 2005 (UNAUDITED)


PAR
AMOUNT
(000)       DESCRIPTION                                                                         COUPON    MATURITY         VALUE

            MUNICIPAL BONDS    161.9%
            PENNSYLVANIA    149.6%
    1,000   Allegheny Cnty, PA Arpt Auth Pittsburgh Intl Arpt Rfdg (AMT) (FGIC Insd)             5.750    01/01/18        1,065,870
    1,360   Allegheny Cnty, PA Hosp Dev Auth Rev Hlth Sys Ser A (MBIA Insd)                      6.500    11/15/30        1,565,659
    2,000   Allegheny Cnty, PA Port Auth Spl Rev Trans (Prerefunded @ 03/01/09)
            (MBIA Insd)                                                                          6.000    03/01/24        2,212,320
      905   Allegheny Cnty, PA Residential Mtg Single Family Ser KK-2 (AMT)
            (GNMA Collateralized)                                                                5.750    05/01/33          943,218
    1,520   Allegheny Cnty, PA Residential Mtg Single Family Ser MM (AMT)
            (GNMA Collateralized)                                                                5.200    05/01/33        1,558,350
    1,000   Allegheny Cnty, PA San Auth Swr Rev (Prerefunded @ 12/01/10) (MBIA Insd)             5.500    12/01/24        1,109,270
    2,600   Allentown, PA Area Hosp Auth Rev Sacred Heart Hosp of Allentown Ser A Rfdg           6.750    11/15/14        2,701,920
    1,695   Berks Cnty, PA Muni Auth Albright College Proj (a)                                   5.500    10/01/16        1,804,327
    1,800   Berks Cnty, PA Muni Auth Albright College Proj (a)                                   5.500    10/01/17        1,910,304
    2,000   Berks Cnty, PA Muni Auth Hosp Rev Reading Hosp & Med Ctr Proj
            (Prerefunded @ 11/01/09) (FSA Insd)                                                  6.000    11/01/29        2,257,260
    1,000   Bethlehem, PA Auth Wtr Gtd (FSA Insd)                                                5.000    11/15/19        1,078,140
    1,000   Canon McMillan Sch Dist PA Ser B (FGIC Insd)                                         5.500    12/01/29        1,089,970
      785   Carbon Cnty, PA Indl Dev Auth Panther Creek Partn Proj Rfdg (AMT)
            (LOC: Paribas & Union Bk of CA Intl)                                                 6.650    05/01/10          852,549
    1,000   Central Dauphin, PA Sch Dist (FSA Insd)                                              5.000    12/01/19        1,073,400
    1,000   Cheltenham Twp, PA (AMBAC Insd)                                                      5.000    01/01/28        1,061,420
    1,000   Chester Cnty, PA Indl Dev Auth Rev Collegium Charter Sch Proj Ser A (ACA Insd)       5.500    04/15/31        1,063,610
    1,000   Cumberland Cnty, PA Muni Auth Dickinson College Ser A (AMBAC Insd)                   5.500    11/01/30        1,088,680
    1,000   Delaware Cnty, PA Auth College Neumann College Rfdg                                  6.000    10/01/31        1,051,710
    1,500   Delaware Vly, PA Regl Fin Auth                                                       5.750    07/01/17        1,717,020
    2,000   Erie Cnty, PA Convention Ctr Auth Hotel Rev (FGIC Insd)                              5.000    01/15/36        2,103,720
    1,000   Harrisburg, PA Auth Res Gtd Sub Ser D-2 (FSA Insd)                                   5.000    12/01/33        1,075,550
    1,575   Harrisburg, PA Auth Wtr Rev Rfdg (FSA Insd)                                          5.000    07/15/21        1,679,769
    1,000   Jenkintown, PA Sch Dist Ser A (FGIC Insd)                                            5.000    05/15/28        1,044,700
    2,000   Lehigh Cnty, PA Gen Purp Auth Cedar Crest College Rfdg                               6.700    04/01/26        2,071,560
    1,000   Luzerne Cnty, PA Ser A (MBIA Insd)                                                   5.250    11/15/25        1,079,660

PAR
AMOUNT
(000)       DESCRIPTION                                                                         COUPON    MATURITY         VALUE

    5,000   Lycoming Cnty, PA Auth College Rev PA College of Technology (AMBAC Insd)             5.375    07/01/30        5,379,900
    1,000   Mercer Cnty, PA (FGIC Insd)                                                          5.500    10/01/15        1,105,720
    1,000   Mifflin Cnty, PA Hosp Auth (Radian Insd)                                             6.200    07/01/25        1,110,450
    1,000   Monroe Cnty, PA Hosp Auth Rev Hosp Pocono Med Ctr                                    6.000    01/01/43        1,071,910
    1,150   Monroeville, PA Muni Auth San Swr Rev Ser B (MBIA Insd) (a)                          5.250    12/01/17        1,264,747
    1,000   Montgomery Cnty, PA Higher Ed & Hlth Auth Hosp Rev Abington Mem Hosp Ser A           5.125    06/01/32        1,021,940
      900   Montgomery Cnty, PA Indl Dev Auth Rev Res Rec Montenay Proj Ser A (MBIA Insd)        5.250    11/01/14        1,001,124
    1,000   Moon Area Sch Dist PA (FSA Insd)                                                     5.000    11/15/25        1,068,400
    1,225   Northampton Twp, PA (FGIC Insd) (a)                                                  5.375    05/15/15        1,337,406
    1,500   Pennsylvania Intergvtl Coop Auth Spl Tax Rev Philadelphia Fdg Pgm Rfdg
            (FGIC Insd)                                                                          5.500    06/15/20        1,531,440
    1,000   Pennsylvania St Higher Ed Fac Auth Rev Drexel Univ                                   5.500    05/01/17        1,102,660
    1,000   Pennsylvania St Higher Ed Fac Auth Rev La Salle Univ                                 5.500    05/01/34        1,048,300
    1,000   Pennsylvania St Higher Ed Fac Auth Rev Slippery Rock Univ Fndtn Ser A
            (XLCA Insd)                                                                          5.000    07/01/22        1,063,920
    1,000   Pennsylvania St Higher Ed Fac Auth Rev Thomas Jefferson Univ                         5.375    01/01/25        1,074,890
    1,500   Pennsylvania St Higher Ed Fac Auth Rev Univ Sciences Philadelphia Ser A
            (XLCA Insd)                                                                          5.000    11/01/36        1,570,425
    1,000   Pennsylvania St Higher Ed Fac Auth Rev UPMC Hlth Sys Ser A                           6.250    01/15/17        1,124,500
    1,000   Pennsylvania St Higher Ed Fac Messiah College Ser AA3 (Radian Insd)                  5.500    11/01/22        1,080,420
    2,000   Pennsylvania St Higher Ed Fac Auth Rev UPMC Hlth Sys Ser A                           6.000    01/15/31        2,204,880
    1,000   Pennsylvania St Indl Dev Auth Econ Dev (AMBAC Insd)                                  5.500    07/01/14        1,111,910
    3,015   Pennsylvania St Tpk Commn Ser T Rfdg (FGIC Insd)                                     5.500    12/01/10        3,335,555
    1,500   Pennsylvania St Univ                                                                 5.000    09/01/35        1,580,760
    1,250   Philadelphia, PA Arpt Rev Ser A (AMT) (b)                                            5.000    06/15/23        1,308,988
    1,000   Philadelphia, PA Auth Indl Dev Amern College of Physicians                           5.500    06/15/27        1,050,450
    1,500   Philadelphia, PA Gas Wks Rev 1975 Gen Ordinance 17th Ser (FSA Insd)                  5.375    07/01/19        1,636,155
    1,000   Philadelphia, PA Hosp & Higher Ed Fac Auth Hosp Rev PA Hosp Rfdg
            (Escrowed to Maturity)                                                               6.250    07/01/06        1,029,730
    1,455   Philadelphia, PA Hosp & Higher Ed Fac Auth Rev Cmnty College Ser B Rfdg
            (MBIA Insd) (a)                                                                      6.500    05/01/09        1,618,367
    3,675   Philadelphia, PA Wtr & Wastewtr Rev Rfdg (AMBAC Insd)                                5.500    06/15/07        3,848,901
    4,500   Pittsburgh & Allegheny Cnty, PA Pub Aud Regl Asset Dist Sales Tax (AMBAC Insd)       5.000    02/01/24        4,743,270
    2,215   Pittsburgh, PA Pub Pkg Auth Rev Ser A Rfdg (FGIC Insd)                               5.000    12/01/25        2,347,944
    1,495   Pittsburgh, PA Urban Redev Auth Mtg Rev Ser C Rfdg (AMT) (GNMA Collateralized)       5.700    04/01/30        1,535,096
    1,000   Southcentral, PA Gen Auth Rev Wellspan Hlth Oblig (Prerefunded @ 05/15/11)
            (MBIA Insd)                                                                          5.375    05/15/28        1,084,890

PAR
AMOUNT
(000)       DESCRIPTION                                                                         COUPON    MATURITY         VALUE

    1,000   State Pub Sch Bldg Auth PA Delaware Cnty College Proj (Prerefunded @ 10/01/10)
            (MBIA Insd)                                                                          5.750    10/01/16        1,115,820
      360   State Pub Sch Bldg Auth PA Sch Conneaut Sch Dist Proj (FGIC Insd)                    5.250    11/01/19          396,670
      895   State Pub Sch Bldg Auth PA Sch Conneaut Sch Dist Proj (FGIC Insd) (a)                5.250    11/01/23          982,773
      640   State Pub Sch Bldg Auth PA Sch Conneaut Sch Dist Proj (Prerefunded @ 11/01/13)
            (FGIC Insd)                                                                          5.250    11/01/19          713,933
    1,585   State Pub Sch Bldg Auth PA Sch Conneaut Sch Dist Proj (Prerefunded @ 11/01/13)
            (FGIC Insd) (a)                                                                      5.250    11/01/23        1,768,099
    1,000   Susquehanna Area Regl Arpt Auth PA Ser A (AMT) (AMBAC Insd)                          5.375    01/01/21        1,070,480
    1,000   Susquehanna Area Regl Arpt Auth PA Ser D                                             5.375    01/01/18        1,021,110
    1,000   Union Cnty, PA Higher Edl Bucknell Univ Ser A                                        5.250    04/01/21        1,094,270
      500   Union Cnty, PA Higher Edl Bucknell Univ Ser A                                        5.250    04/01/22          547,135
    1,350   Washington Cnty, PA Ser A (AMBAC Insd)                                               5.125    09/01/27        1,426,505
    1,000   Wayne Highlands, PA Sch Dist (FSA Insd)                                              5.375    04/01/14        1,104,590
    1,500   West Shore, PA Area Hosp Auth Holy Spirit Hosp Proj                                  6.250    01/01/32        1,627,965
    1,000   Wilson, PA Area Sch Dist (FGIC Insd)                                                 5.125    03/15/16        1,086,500
    3,000   Wilson, PA Sch Dist (FGIC Insd) (b)                                                  5.000    05/15/19        3,239,700
    1,100   York Cnty, PA (AMBAC Insd)                                                           5.000    06/01/19        1,178,760
      500   York Cnty, PA Sch Technology Auth Lease Rev (FGIC Insd)                              5.500    02/15/22          554,600
    1,000   York Cnty, PA Sch Technology Auth Lease Rev (FGIC Insd)                              5.500    02/15/23        1,109,200
                                                                                                                     ---------------
                                                                                                                        108,693,114
                                                                                                                     ---------------

            GUAM    2.4%
    1,585   Guam Intl Arpt Auth Gen Ser B (MBIA Insd)                                            5.250    10/01/21        1,740,393
                                                                                                                     ---------------

            PUERTO RICO    8.3%
    4,000   Puerto Rico Comwlth Hwy & Tran Auth Hwy Rev Ser Y Rfdg (FSA Insd)                    6.250    07/01/21        5,027,840
    1,000   Puerto Rico Comwlth Infrastructure Fin Auth Spl Ser B                                5.000    07/01/41        1,044,270
                                                                                                                     ---------------
                                                                                                                          6,072,110
                                                                                                                     ---------------

            U. S. VIRGIN ISLANDS    1.6%
    1,000   Virgin Islands Pub Fin Auth Rev Gross Rcpts Taxes Nt Ser A                           6.375    10/01/19        1,133,340
                                                                                                                     ---------------

TOTAL LONG-TERM INVESTMENTS    161.9%
   (Cost $110,820,500)                                                                                                  117,638,957
                                                                                                                     ---------------

SHORT-TERM INVESTMENTS    5.0%
    1,800   Delaware Cnty, PA Indl Dev Auth Arpt Fac Rev Dates Utd Parcel Svc Proj (c)           2.190    12/01/15        1,800,000
    1,800   Lehigh Cnty, PA Gen Purp Auth Rev Hosp Lehigh Vly Hosp Ser A (AMBAC Insd) (c)        2.240    07/01/28        1,800,000
                                                                                                                     ---------------

TOTAL SHORT-TERM INVESTMENTS
   (Cost $3,600,000)                                                                                                      3,600,000
                                                                                                                     ---------------

PAR
AMOUNT
(000)       DESCRIPTION                                                                         COUPON    MATURITY         VALUE

TOTAL INVESTMENTS    166.9%
   (Cost $114,420,500)                                                                                                  121,238,957

LIABILITIES IN EXCESS OF OTHER ASSETS    (4.9%)                                                                          (3,579,828)

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)    (62.0%)                                                           (45,011,191)
                                                                                                                     ---------------

NET ASSETS APPLICABLE TO COMMON SHARES    100.0%                                                                      $  72,647,938
                                                                                                                     ===============

            Percentages are calculated as a percentage of net assets applicable to common shares.
(a)         The Trust owns 100% of the bond issuance.
(b)         Securities purchased on a when-issued or delayed delivery basis.
(c) Security includes a put feature allowing the Trust to periodically put the security back to the issuer at amortized cost on specified put dates. The interest rate shown represents the current interest rate earned by the Trust based on the most recent resetdate.


ACA       - American Capital Access
AMBAC     - AMBAC Indemnity Corp.
AMT       - Alternative Minimum Tax
FGIC      - Financial Guaranty Insurance Co.
FSA       - Financial Security Assurance Inc.
GNMA      - Government National Mortgage Association
LOC       - Letter of Credit
MBIA      - Municipal Bond Investors Assurance Corp.
Radian    - Radian Asset Assurance
XLCA      - XL Capital Assurance Inc.

Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Pennsylvania Value Municipal Income Trust

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 19, 2005

By: /s/ Phillip G. Goff
    -------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: September 19, 2005